Assets/Liabilities for Insurance Contracts - Summary of debts with producers (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of types of insurance contracts [abstract]
Checking Account—Producers	$ 179,804	$ 204,502
Fees for Premiums Receivable	711,183	920,708
Production Expenses Payable	3,837	24,787
Total	$ 894,824	$ 1,149,997